SUMMARY OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unused tax losses	$ (1,332)
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	(56,417,466)	(43,402,517)
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Unused tax losses	$ (11,501,499)	$ (7,722,631)